Loans And Allowance For Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Loans By Domicile And Industry Of The Borrower Segment Classification [Table Text Block]

	2012	2013
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,767,352
Construction	1,155,926	1,056,276
Real estate	11,035,029	11,143,777
Services	3,239,688	2,881,666
Wholesale and retail	8,492,234	8,330,553
Banks and other financial institutions(1)	3,511,055	3,622,021
Communication and information services	1,284,585	1,314,505
Other industries	10,390,191	12,191,566
Consumer	17,636,553	17,132,396

Total domestic	68,196,981	69,440,112

Foreign:
Governments and official institutions	554,933	673,548
Banks and other financial institutions(1)(3)	5,871,731	7,258,978
Commercial and industrial(3)	15,693,487	18,738,731
Other(3)	2,072,194	2,601,338

Total foreign	24,192,345	29,272,595

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(122,478)

Total(2)	¥92,298,243	¥98,590,229

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.
(3)	The amount of loans previously reported for “Banks and other financial institutions” category within Foreign loans as of March 31, 2012 was restated from ¥4,722,587 million to ¥5,871,731 million. The amount of loans previously reported for “Commercial and industrial” category within Foreign loans as of March 31, 2012 was restated from ¥15,675,995 million to ¥15,693,487 million. The amount of loans previously reported for “Other” category within Foreign loans as of March 31, 2012 was restated from ¥3,238,830 million to ¥2,072,194 million.

Nonaccrual Status Of Loans By Class [Table Text Block]

	2012	2013
	(in millions)
Commercial
Domestic	¥808,757	¥911,700
Manufacturing	199,608	211,975
Construction	39,959	37,381
Real estate	104,690	185,597
Services	84,753	85,987
Wholesale and retail	237,380	249,251
Banks and other financial institutions	7,802	13,993
Communication and information services	33,233	31,941
Other industries	47,931	42,513
Consumer	53,401	53,062
Foreign-excluding UNBC	69,361	98,085
Residential	122,270	130,830
Card	113,450	88,045
UNBC	49,651	43,670

Total(1)	¥1,163,489	¥1,272,330

Note:

(1)	The above table does not include loans held for sale of nil and ¥818 million at March 31, 2012 and 2013, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥21,965 million at March 31, 2012 and 2013, respectively.

Impaired Loans By Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

	Recorded Loan Balance
At March 31, 2013:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,158,927	¥318,028	¥1,476,955	¥1,537,180	¥662,347
Manufacturing	400,946	55,819	456,765	475,946	221,124
Construction	35,581	16,921	52,502	59,411	22,577
Real estate	139,146	100,670	239,816	247,657	55,286
Services	122,792	37,774	160,566	166,510	67,171
Wholesale and retail	309,892	62,274	372,166	380,292	209,634
Banks and other financial institutions	15,201	121	15,322	17,425	8,040
Communication and information services	40,233	12,954	53,187	55,021	23,719
Other industries	42,991	9,794	52,785	53,754	33,485
Consumer	52,145	21,701	73,846	81,164	21,311
Foreign-excluding UNBC	199,890	299	200,189	200,517	122,371
Loans acquired with deteriorated credit quality	30,927	76	31,003	47,916	9,944
Residential	300,231	13,756	313,987	363,439	118,753
Card	123,567	806	124,373	139,196	37,901
UNBC	31,293	22,966	54,259	60,732	3,645

Total(2)	¥1,844,835	¥355,931	¥2,200,766	¥2,348,980	¥954,961

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million at March 31, 2013.

Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class [Table Text Block]

	Fiscal years ended March 31,
	2012		2013
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,270,856	¥21,356	¥1,414,309	¥24,051
Manufacturing	333,409	5,656	418,402	7,017
Construction	63,215	1,370	54,687	1,174
Real estate	173,739	2,476	198,102	2,747
Services	176,047	3,203	170,025	3,214
Wholesale and retail	326,440	5,239	376,001	6,215
Banks and other financial institutions	9,812	85	11,506	162
Communication and information services	55,387	1,152	51,897	1,061
Other industries	57,612	927	58,081	1,271
Consumer	75,195	1,248	75,608	1,190
Foreign-excluding UNBC	138,900	1,016	172,471	2,487
Loans acquired with deteriorated credit quality	35,307	1,983	32,964	2,028
Residential	318,512	6,549	320,183	6,006
Card	149,255	6,972	135,581	6,504
UNBC	45,297	1,354	46,957	1,720

Total	¥1,958,127	¥39,230	¥2,122,465	¥42,796

Troubled Debt Restructurings By Class [Table Text Block]

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Fiscal year ended March 31, 2013:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	3,040	¥403,457	¥403,457	358	¥24,319
Manufacturing	823	230,202	230,202	95	10,881
Construction	116	8,382	8,382	18	1,296
Real estate	216	25,021	25,021	5	1,439
Services	286	25,605	25,605	30	1,952
Wholesale and retail	1,235	91,209	91,209	171	6,939
Banks and other financial institutions	5	889	889	1	330
Communication and information services	116	11,287	11,287	17	528
Other industries	58	4,308	4,308	15	791
Consumer	185	6,554	6,554	6	163
Foreign-excluding UNBC	24	18,741	18,274	—	—
Loans acquired with deteriorated credit quality	2	1,166	1,166	1	509
Residential	2,463	53,038	53,038	23	641
Card	43,268	26,409	26,055	7,881	4,507
UNBC	1,638	29,773	27,538	105	2,155

Total	50,435	¥532,584	¥529,528	8,368	¥32,131

Credit Quality Indicators Of Loans By Class [Table Text Block]

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)(4)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,104,655	¥81,238	¥74,786	¥4,069,145

At March 31, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,099,471	¥4,476,760	¥911,868	¥53,488,099
Manufacturing	10,062,399	1,481,403	211,975	11,755,777
Construction	797,513	220,465	37,381	1,055,359
Real estate	9,570,082	898,619	185,678	10,654,379
Services	2,417,737	362,719	85,987	2,866,443
Wholesale and retail	7,297,267	747,938	249,253	8,294,458
Banks and other financial institutions	3,239,735	367,189	13,993	3,620,917
Communication and information services	1,183,208	98,722	31,941	1,313,871
Other industries	11,951,463	192,291	42,592	12,186,346
Consumer	1,580,067	107,414	53,068	1,740,549
Foreign-excluding UNBC	22,340,927	1,530,191	89,832	23,960,950
Loans acquired with deteriorated credit quality	30,972	52,007	18,334	101,313

Total	¥70,471,370	¥6,058,958	¥1,020,034	¥77,550,362

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,067,823	¥133,410	¥15,201,233
Card	¥582,510	¥89,095	¥671,605

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥2,260,777	¥31,342	¥2,745,365	¥69,437	¥80,433	¥5,187,354

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥132,767 million and ¥66,892 million as of March 31, 2012 and 2013, respectively. The amount of excluded loans as of March 31, 2012 has been restated from ¥160,209 million to ¥132,767 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements. See Note 2 for more information on FDIC covered loans.
(3)	The amount of loans previously reported for “Criticized” within the UNBC segment was further divided into “Special mention” and “Classified” as of March 31, 2013, and that of March 31, 2012 was reclassified into these two categories as well to enable comparisons between the relevant amounts as of March 31, 2012 and 2013, respectively.
(4)	The amounts of loans previously reported for “Pass” and “Criticized” as of March 31, 2012 have been restated to include ¥20,679 million and ¥6,763 million, respectively, of loans that were not previously reported.

Ages Of Past Due Loans By Class [Table Text Block]

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

At March 31, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥45,915	¥84,823	¥130,738	¥53,357,361	¥53,488,099	¥7,545
Manufacturing	6,963	15,307	22,270	11,733,507	11,755,777	24
Construction	2,118	1,881	3,999	1,051,360	1,055,359	37
Real estate	5,339	15,071	20,410	10,633,969	10,654,379	2,255
Services	12,215	7,537	19,752	2,846,691	2,866,443	80
Wholesale and retail	10,106	24,050	34,156	8,260,302	8,294,458	82
Banks and other financial institutions	—	72	72	3,620,845	3,620,917	2
Communication and information services	2,286	2,835	5,121	1,308,750	1,313,871	12
Other industries	1,592	6,809	8,401	12,177,945	12,186,346	11
Consumer	5,296	11,261	16,557	1,723,992	1,740,549	5,042
Foreign-excluding UNBC	19,806	17,686	37,492	23,923,458	23,960,950	206
Residential	91,148	55,132	146,280	15,037,723	15,184,003	32,918
Card	23,680	39,796	63,476	594,896	658,372	—
UNBC	30,736	17,922	48,658	5,102,991	5,151,649	69

Total	¥211,285	¥215,359	¥426,644	¥98,016,429	¥98,443,073	¥40,738

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million and ¥2,039 million of FDIC covered loans at March 31, 2012 and 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Changes In Allowance For Credit Losses By Portfolio Segment [Table Text Block]

2011
(in millions)
Balance at beginning of fiscal year	¥1,315,615
Provision for credit losses	292,035
Charge-offs	385,770
Less—Recoveries	43,670

Net charge-offs	342,100
Others(1)	(25,094)

Balance at end of fiscal year	¥1,240,456

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(1)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Fiscal year ended March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	127,874	1,302	12,379	2,987	144,542
Charge-offs	80,534	16,283	32,135	15,585	144,537
Recoveries	23,410	353	2,723	5,189	31,675

Net charge-offs	57,124	15,930	29,412	10,396	112,862
Others(1)	13,405	—	—	5,395	18,800

Balance at end of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment [Table Text Block]

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

At March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥784,718	¥117,670	¥37,901	¥3,645	¥943,934
Collectively evaluated for impairment	248,798	37,360	13,809	54,705	354,672
Loans acquired with deteriorated credit quality	34,947	2,179	160	95	37,381

Total	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Loans:
Individually evaluated for impairment	¥1,677,144	¥309,408	¥123,519	¥54,259	¥2,164,330
Collectively evaluated for impairment	75,771,905	14,874,595	534,853	5,099,429	96,280,782
Loans acquired with deteriorated credit quality	101,313	17,230	13,233	100,558	232,334

Total(1)	¥77,550,362	¥15,201,233	¥671,605	¥5,254,246	¥98,677,446

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Loans Acquired With Deteriorated Credit Quality [Table Text Block]

	2012	2013
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥29,483	¥117,468
Cash flows expected to be collected at acquisitions	2,854	77,417
Fair value of loans at acquisition	2,854	63,731
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥84,728	¥86,877
Additions	—	13,686
Accretion	(34,373)	(39,981)
Disposals	—	—
Reclassifications from nonaccretable difference	37,793	29,721
Foreign currency translation adjustments	(1,271)	4,875

Balance at end of fiscal year	¥86,877	¥95,178

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥662,369	¥493,111
Outstanding balance at end of fiscal year	493,111	497,265
Carrying amount at beginning of fiscal year	271,909	212,702
Carrying amount at end of fiscal year	212,702	232,334
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥2,854	¥826
Carrying amount at end of fiscal year	26,346	21,965
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥34,985	¥36,391
Additional provisions during fiscal year	5,620	5,784
Reductions of allowance during fiscal year	1,658	2,066
Balance of allowance for loan losses at end of fiscal year	36,391	37,381

Components Of Investment In Direct Financing Leases [Table Text Block]

	2012	2013
	(in millions)
Minimum lease payments receivable	¥565,967	¥677,959
Estimated residual values of leased property	17,653	22,384
Less—unearned income	(43,840)	(69,196)

Net investment in direct financing leases	¥539,780	¥631,147

Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements [Table Text Block]

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2014	¥192,337
2015	173,808
2016	103,410
2017	66,611
2018	45,954
2019 and thereafter	95,839

Total minimum lease payment receivables	¥677,959